General and administrative expenses	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
General and administrative expenses
General and administrative expenses
10.	General and administrative expenses

The following table summarizes general and administrative expenses for the three months ended March 31, 2022 and March 31, 2021:

	Three months ended	Three months ended
	March 31, 2022	March 31, 2021
Employee benefits expenses	(4,761)	(1,078)
Professional fees	(1,493)	(1,407)
Other operating expenses	(2,242)	(324)
	(8,496)	(2,809)

10.   General and administrative expenses

The following table summarizes general and administrative expenses for the years ended December 31, 2021, 2020 and 2019:

		2020,	2020, as previously	2019,	2019, as previously
	2021	restated*	reported	restated*	reported
Employee benefits expenses	(10,497)	(2,033)	(1,045)	(1,912)	(1,002)
Professional fees	(7,457)	(1,473)	(1,473)	(278)	(278)
Other operating expenses	(5,077)	(183)	(183)	(421)	(421)
	(23,031)	(3,689)	(2,701)	(2,611)	(1,701)

*For further information, see Note 4 (Accounting judgments, estimates and assumptions — “Correction of errors”).